Stockholder's Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholder's Equity

NOTE 7 – STOCKHOLDERS’ EQUITY

Formation

The Company was incorporated in the State of Delaware on March 23, 2006. In May 2006, Hawaii Biotech, Inc. contributed its anti-inflammatory, small molecule line of business into the Company which consisted of the following assets and liabilities:

Cash	$7,007,371
Due from Hawaii Biotech, Inc.	1,000,000
Prepaid expenses	14,279
Employee note receivable	288,576
Fixed assets, net of depreciation of $181,905	388,165
Other assets	606
Total assets	8,698,997

Accounts and accrued expenses payable	138,921
Due to Hawaii Biotech, Inc.	70,279
Equipment leases payable	181,203
Total liabilities	390,403
Net assets transferred	$8,308,594

The Company issued (i) 9,447,100 shares of common stock of the Company, (ii) 14,440,920 shares of Series A Preferred Stock of the Company, (iii) 11,113,544 shares of Series B Preferred Stock of the Company and (iv) 13,859,324 shares of Series C Preferred Stock of the Company to Hawaii Biotech, Inc., in exchange for the assets and liabilities contributed to the Company. The above shares were then distributed by Hawaii Biotech, Inc. to its shareholders. An additional 704,225 shares of Series C Preferred Stock were issued as part of the initial capitalization of the Company.

Authorized shares

On formation, the Company was authorized to issue 10,000 shares of common stock with a par value of $0.001 per share. On May 5, 2006, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 219,582,802 of which 127,000,000 were designated as common stock and the remaining 92,582,802 was designated as preferred stock. The 92,582,802 of preferred stock was allocated 14,440,920 to Series A, 11,113,544 Series B, 42,028,338 to Series C with 25,000,000 undesignated. Par value for all classes of stock was $0.001.

On January 30, 2007, the Articles of Incorporation were amended and restated. As part of this amendment, the number of authorized shares increased to 245,673,568 of which 150,000,000 were designated as common stock and the remaining 95,673,568 was designated as preferred stock. The 95,673,568 of preferred stock was allocated 40,118,013 to Series A and 55,555,555 to Series B. As part of this amendment all outstanding shares of Series A, B, and C preferred stock on the date of amendment were converted to shares of Series A preferred stock. Par value for all classes of stock was $0.001.

Dividends

Subject to the rights of any series of Preferred Stock that may from time to time come into existence, the holders of Series A and Series B preferred stock shall be entitled to receive, when, as and if declared by the Board of Directors, out of funds legally available therefor, dividends at the rate of 8.5% of the original Series A Series and B issue prices, per annum, on each outstanding share of Series A and Series B preferred stock on a pari passu basis, payable in preference and priority to any payment of any dividend on common stock of the Company for such year. The right to such dividends on Preferred Stock shall not be cumulative, and no rights shall accrue to the holders of Preferred Stock by reason of the fact that the Company may have failed to declare or pay dividends on Preferred Stock in any previous fiscal year of the Company, whether or not earnings of the Company where sufficient to pay such dividends. No dividend shall be paid on common stock in any year, other than dividends payable solely in common stock, until all dividends for such year have been declared and paid on preferred stock. No dividends were accrued or paid during 2013 and 2012, or for the period from inception (March 23, 2006) to December 31, 2013.

Liquidation preference

The holders of Series A and Series B preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock by reason of their ownership of such stock, the amount of $0.33, the original Series A issue price, and $0.45, the original Series B issue price, (in each case adjusted for any stock dividends, combinations or splits with respect to such shares) for each share of Series A and Series B preferred stock, respectively, then held by them, and, in addition, an amount equal to all declared but unpaid dividends on Series A and Series B preferred stock, respectively, held by them.

If the assets and funds thus distributed among the holders of Series A and Series B preferred stock shall be insufficient to permit the payment to such holders of full aforesaid preferential amounts, then, subject to the rights of series of preferred stock that may from time to time come into existence, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Series A and Series B preferred stock in the respective proportions which the aggregate preferential amount of all shares of Series A and Series B preferred stock then held by each such holder bears to the aggregate preferential amount of all shares of Series A and Series B preferred stock outstanding as of the date of the distribution upon the occurrence of such liquidation event.

After payment has been made to the holders of preferred stock of the full amounts to which they shall be entitled as aforesaid, the holders of Series A preferred stock, Series B preferred stock and common stock shall participate on a pro rata basis based on the number of Common Stock equivalent shares held by a holder in the distribution of all remaining assets of the Company legally available for distribution, with the outstanding shares of Series A and Series B preferred stock treated as though they had been converted into the appropriate number of shares of Common Stock.

Conversion rights

Each share of Series A and Series B preferred stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share at the office of the Company or any transfer agent for such series of Series A or Series B preferred stock into such number of fully paid and non-assessable shares of common stock as is determined by dividing $0.33 in the case of Series A preferred stock and $0.45 in the case of Series B preferred stock, by the applicable Conversion Price, in effect on the date the certificate is surrendered for conversion. The price at which shares of Common Stock shall be deliverable upon conversion of Series A or Series B preferred stock shall initially be $0.33 per share with respect to shares of Series A preferred stock and $0.45 per share with respect to shares of Series B preferred stock.

Voting rights

The holder of each share of common stock issued and outstanding shall have one vote and the holder of each share of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which such share of preferred stock could be converted.

Exercise of stock options

The Company issued common stock pursuant to the exercise of stock options as follows:

Year	Common shares issued	Average Price	Amount Realized
2006	6,842	$0.044	$304
2007	20,000	$0.070	$1,400
2008	14,285	$0.070	$1,000